Shareholders’ Equity (Details) - Schedule of Restricted Stock Grants - Restricted Stock [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Shareholders’ Equity (Details) - Schedule of Restricted Stock Grants [Line Items]
Outstanding, Ending balance	33,917	4,646
Weighted Average Exercise Price, Ending balance	$ 1.69	$ 7.2
Aggregate Intrinsic Value, Unvested Beginning
Outstanding, Forfeited		(2,396)
Weighted Average Exercise Price, Forfeited		$ 5.2
Aggregate Intrinsic Value, Forfeited
Outstanding, Granted	5,000	60,500
Weighted Average Exercise Price, Granted	$ 1.28	$ 2.04
Aggregate Intrinsic Value, Granted
Outstanding, Vested	(29,000)	(28,833)
Weighted Average Exercise Price, Vested	$ 1.67	$ 3
Aggregate Intrinsic Value, Vested
Outstanding, Ending balance	9,917	33,917
Weighted Average Exercise Price, Ending balance	$ 1.55	$ 1.69
Aggregate Intrinsic Value, Unvested Ending